NICHOLAS FUND, INC. SCHEDULE OF INVESTMENTS (UNAUDITED) AS OF 06/30/2022

SHARES OR PRINCIPAL AMOUNT		VALUE
COMMON STOCKS — 95.82%
	Communication Services - Media & Entertainment — 5.07%
52,340	Alphabet Inc. Class C*	$ 114,491,133
225,805	Meta Platforms Inc. Class A*	36,411,056
		150,902,189

	Consumer Discretionary - Consumer Services — 2.65%
180,000	McDonald's Corporation	44,438,400
450,000	Starbucks Corporation	34,375,500
		78,813,900

	Consumer Discretionary - Retailing — 10.16%
589,600	Amazon.com, Inc.*	62,621,416
248,665	Home Depot, Inc.	68,201,350
114,976	O'Reilly Automotive, Inc.*	72,637,238
850,000	TJX Companies Inc	47,472,500
134,060	Ulta Beauty Inc*	51,677,449
		302,609,953

	Consumer Staples - Food & Staples Retailing — 1.69%
105,000	Costco Wholesale Corporation	50,324,400

	Consumer Staples - Food, Beverage & Tobacco — 2.66%
195,000	Constellation Brands, Inc. Class A	45,446,700
545,040	Mondelez International, Inc. Class A	33,841,534
		79,288,234
	Energy - Energy — 1.39%
1,700,000	Enterprise Products Partners L.P.	41,429,000

	Financials - Banks — 2.36%
319,170	JPMorgan Chase & Co.	35,941,734
724,770	Truist Financial Corporation	34,375,841
		70,317,575

	Financials - Diversified Financials — 4.35%
455,000	Intercontinental Exchange, Inc.	42,788,200
164,740	S&P Global, Inc.	55,527,264
492,340	Charles Schwab Corp	31,106,041
		129,421,505

	Financials - Insurance — 3.53%
271,960	Aon Plc Class A	73,342,173
161,430	Chubb Limited	31,733,909
		105,076,082

	Health Care - Health Care Equipment & Services — 8.83%
605,000	Alcon AG	42,283,450
1,110,000	Boston Scientific Corporation*	41,369,700
456,880	DexCom, Inc.*	34,051,266
183,615	Laboratory Corporation of America Holdings	43,032,011
504,380	Medtronic Plc	45,268,105
110,800	UnitedHealth Group Incorporated	56,910,204
		262,914,736

	Health Care - Pharmaceuticals, Biotechnology & Life Sciences — 6.33%
231,900	Johnson & Johnson	41,164,569
115,975	Eli Lilly and Company	37,602,574
404,752	Merck & Co., Inc.	36,901,240
134,363	Thermo Fisher Scientific Inc.	72,996,731
		188,665,114

	Industrials - Capital Goods — 5.22%
1,005,000	Fastenal Company	50,169,600
650,000	Fortive Corp.	35,347,000
265,000	Honeywell International Inc.	46,059,650
131,405	Illinois Tool Works Inc.	23,948,561
		155,524,811

	Industrials - Commercial & Professional Services — 3.71%
181,645	Cintas Corporation	67,849,857
392,045	Copart, Inc.*	42,599,610
		110,449,467

	Information Technology - Semiconductors & Semiconductor Equipment — 7.10%
409,031	Advanced Micro Devices, Inc.*	31,278,601
107,030	KLA Corporation	34,151,132
68,990	Lam Research Corporation	29,400,089
264,320	NVIDIA Corporation	40,068,269
340,000	Skyworks Solutions, Inc.	31,497,600
294,305	Texas Instruments Incorporated	45,219,963
		211,615,654

	Information Technology - Software & Services — 24.62%
115,440	Adobe Incorporated*	42,257,966
250,540	Cadence Design Systems, Inc.*	37,588,516
148,650	CrowdStrike Holdings, Inc. Class A*	25,056,444
691,620	Fiserv, Inc.*	61,533,431
267,572	Global Payments Inc.	29,604,166
197,860	Mastercard Incorporated Class A	62,420,873
576,180	Microsoft Corporation	147,980,309
102,430	Palo Alto Networks, Inc.*	50,594,274
80,000	Roper Technologies, Inc.	31,572,000
276,365	Salesforce, Inc.*	45,611,280
86,330	ServiceNow, Inc.*	41,051,642
146,985	Synopsys, Inc.*	44,639,344
415,000	Visa Inc. Class A	81,709,350
225,520	Workday, Inc. Class A*	31,478,082
		733,097,677

	Information Technology - Technology Hardware & Equipment — 3.93%
855,660	Apple Inc.	116,985,835

	Materials - Materials — 1.29%
99,770	Air Products and Chemicals, Inc.	23,992,690
126,980	PPG Industries, Inc.	14,518,893
		38,511,583
	Real Estate - Real Estate — 0.93%
375,915	CBRE Group, Inc. Class A*	27,671,103

	TOTAL COMMON STOCKS
	(cost $1,660,561,254)	2,853,618,818

SHORT-TERM INVESTMENTS — 3.41%
	U.S. Government Securities - 1.95%
$35,000,000	United States Treasury Bills 07/05/2022, 0.630%	34,997,589
23,000,000	United States Treasury Bills 08/04/2022, 1.069%	22,977,191
		57,974,780

	Money Market Fund - 1.46%
43,592,036	Morgan Stanley Liquidity Funds Government Portfolio (Institutional Class) 7-day yield 1.38%	43,592,036

	TOTAL SHORT-TERM INVESTMENTS
	(cost $101,566,816)	101,566,816

	TOTAL INVESTMENTS
	(cost $1,762,128,070) - 99.23%	2,955,185,634

	OTHER ASSETS, NET OF LIABILITIES - 0.77%	22,953,440

	TOTAL NET ASSETS
	(basis of percentages disclosed above) - 100%	$2,978,139,074

	* Non-income producing security.

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent Semiannual or Annual Report to Shareholders.

Various inputs are used in determining the value of the Fund's investments relating to Accounting Standards Codification 820-10.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

                Level 1 - quoted prices in active markets for identical investments

                Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

                Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2022 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities
Level 1
Common Stocks(1)	$2,853,618,818
Money Market Fund	43,592,036
Level 2
U.S. Government Securities	57,974,780
Level 3
None	—
Total	$2,955,185,634

(1) See Schedule above for further detail by industry.